UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017
Date of reporting period: June 30, 2017

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Selected FUNDS

Selected Funds

Selected American Shares
Selected International Fund

June 30, 2017

SEMI-ANNUAL REPORT

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-243-1575, on the Funds' website at www.selectedfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for each Fund, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds' website at www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager

August 4, 2017

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview
Selected American Shares underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2017 (the "period"). The Fund's Class S and D shares delivered a total return of 8.75% and 8.94%, respectively, versus a 9.34% return for the S&P 500®. Only two sectors1 within the S&P 500® reported negative performance, Energy (down 13%) and Telecommunication Services (down 11%). The third-weakest, but still positive, performing sector was Real Estate (up 6%). The sectors within the S&P 500® that reported the strongest performance were Information Technology (up 17%), Health Care (up 16%), and Consumer Discretionary (up 11%).

Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance2. The Fund's Energy holdings were down about 18%, compared to down 13% for the S&P 500® sector. When compared to the S&P 500®, the Fund suffered from an overweight position (average weighting of 11%, versus 7%) in the weakest performing sector of the period. The Fund's top four overall detractors came from the Energy sector, Apache3 (down 24%), Encana (down 25%), Occidental Petroleum (down 14%), and EQT (down 12%), respectively. The Fund no longer owns EQT.

When compared to the S&P 500®, returns from holdings in the Health Care sector also detracted from performance. The Fund's Health Care holdings were up about 12%, compared to up 16% for the S&P 500® sector. The Fund suffered from an underweight position, versus the S&P 500® (average weighting of 6%, versus 14%), and due to two weak performers, Express Scripts (down 7%) and Valeant Pharmaceuticals (down 34%). The Fund no longer owns Valeant Pharmaceuticals.

The Fund maintained its large position in Financials (average weighting of 30%, versus 15% for the S&P 500®). The Fund's Financial holdings slightly underperformed those of the S&P 500® sector (up 7%, compared to up 8%). Capital One Financial (down 4%) and Fairfax Financial (down 9%) were key detractors.

Additional detractors included Liberty TripAdvisor (down 23%) and CarMax (down 2%), both from the Consumer Discretionary sector.

Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector made the most significant contribution to performance. The Fund's Consumer Discretionary holdings were up about 23%, compared to up 11% for the S&P 500® sector. Amazon (up 29%), the Fund's second-largest holding, was the Fund's top overall contributor for the period. Didi Chuxing (up 33%) was another strong performer.

Returns from holdings in the Information Technology sector helped performance on an absolute basis. The Fund's Information Technology holdings were up about 18%, compared to up 17% for the S&P 500® sector. However, when compared to the S&P 500®, the Fund suffered from an underweight position (average weighting of 14%, versus 21%) in the strongest performing sector of the period. Alphabet (up 18%), the Fund's largest holding, and Facebook (up 31%) were key contributors.

Other contributors to performance came from the Fund's Industrial holdings, which were up about 15%, compared to up 10% for the S&P 500® sector. Safran (up 28%) and United Technologies (up 13%) were strong performers.

Additional contributors included American Express (up 15%), Bank of New York Mellon (up 9%), and JPMorgan Chase (up 7%), all from the Financials sector, and Aetna (up 23%) from the Health Care sector.

The Fund had approximately 11% of its average net assets invested in foreign securities. As a whole, the Fund's foreign holdings outperformed its domestic holdings (up 10%, versus up 9%).

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares' principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2017, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2007

$25,000
$20,000
$15,000
$10,000
$5,000
$0
S&P 500®
SAS - S
S&P 500®
$20,010
SAS - S
$16,863
06/30/07
06/30/08
06/30/09
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17

Average Annual Total Return for periods ended June 30, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	22.98%	13.51%	5.36%	N/A	0.97%	0.97%
Class D	23.35%	13.89%	5.71%	7.53%	0.65%	0.65%
Standard & Poor's 500® Index	17.90%	14.63%	7.18%	8.29%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA ("MSCI") for the six-month period ended June 30, 2017 (the "period"). The Fund's Class S and D shares delivered a total return of 21.24% and 21.52%, respectively, versus a 14.10% return for the MSCI. The sectors1 within the MSCI that reported the strongest performance were Information Technology (up 30%), Industrials (up 17%), and Consumer Staples (up 17%). Only one sector within the MSCI reported negative performance, Energy (down 3%). The second- and third-weakest, but still positive, performing sectors were Materials (up 10%) and Telecommunication Services (up 11%).

Contributors to Performance

The Fund's holdings in the Consumer Discretionary sector made the most significant contribution to performance2. The Fund's Consumer Discretionary holdings were up about 34%, compared to up 13% for the MSCI sector. Six of the top ten contributors for the period came from the Fund's Consumer Discretionary holdings, Didi Chuxing (up 33%)3, the Fund's largest holding; JD.com (up 54%), the Fund's third-largest holding; TAL Education Group (up 75%); Naspers (up 32%), the Fund's second-largest holding; New Oriental Education & Technology Group (up 67%); and Hunter Douglas (up 54%). The Fund's largest industry group position in the Consumer Discretionary sector was in Retailing securities, which had an average weighting of 18%.

Returns from holdings in the Industrials sector also helped performance. The Fund's Industrial holdings were up about 23%, compared to up 17% for the MSCI sector. InterGlobe Aviation (up 49%) and Safran (up 28%) were key contributors.

Additional contributors included Alibaba (up 60%) from the Information Technology sector and Noah Holdings (up 31%) from the Financials sector.

The Fund had a 39% average weighting in Chinese securities. At the country level, the Fund's Chinese holdings (up 30%) made the largest contribution to performance.

Detractors from Performance

The Fund's holdings in the Energy sector were the most significant detractor from performance. The Fund's Energy holdings were down about 17%, compared to down 3% for the MSCI sector. Encana (down 25%) was the top overall detractor for the period. Seven Generations Energy (down 25%) was another weak performer.

When compared to the MSCI, holdings in the Information Technology sector hindered performance due to stock selection and an underweight position (average weighting of 8%, versus 10%) in the strongest performing sector of the period. Hollysys Automation Technologies (down 5%) was a key detractor.

Valeant Pharmaceuticals (down 17%), from the Health Care sector, was the Fund's second overall detractor for the period. The Fund no longer owns Valeant Pharmaceuticals.

The Fund experienced a large amount of inflows during the period and, as a result, the Fund ended with 22% of net assets in cash and equivalents. The average cash and equivalents weighting during the period was 6%, which was a key detractor when compared to the MSCI.

Although the Fund's Consumer Discretionary holdings in total made positive contributions to performance, the Fund had several weak performers in this sector, including Jumei International Holding (down 57%), Xiabu Xiabu (down 4%), and Vipshop Holdings (down 4%). The Fund no longer owns Xiabu Xiabu.

CAR (down 6%), from the Industrials sector, also detracted from performance.

Selected International Fund's investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2017, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
over 10 years for an investment made on June 30, 2007

MSCI ACWI® ex USA
SIF - S
$20,000
$15,000
$10,000
$5,000
$0
06/30/07
06/30/08
06/30/09
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
MSCI ACWI® ex USA $11,185
SIF - S $11,168

Average Annual Total Return for periods ended June 30, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	24.34%	10.60%	1.11%	N/A	1.41%	1.30%
Class D	24.85%	11.15%	1.60%	4.37%	0.90%	0.90%
MSCI ACWI® ex USA	20.45%	7.22%	1.13%	6.20%

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.  Performance prior to that date is unlikely to be relevant to future performance.

The Fund's performance benefited from IPO purchases in 2010 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data for Selected International Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/17 Net Assets)		(% of 06/30/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	86.69%	Diversified Financials	18.10%	5.26%
Common Stock (Foreign)	8.99%	Information Technology	14.72%	22.25%
Preferred Stock (Foreign)	3.04%	Retailing	12.75%	5.47%
Short-Term Investments	1.41%	Banks	10.70%	6.50%
Other Assets & Liabilities	(0.13)%	Energy	10.00%	6.05%
	100.00%	Capital Goods	8.86%	7.38%
		Materials	7.42%	2.85%
		Health Care	5.72%	14.50%
		Automobiles & Components	3.60%	0.68%
		Insurance	2.42%	2.78%
		Food & Staples Retailing	1.82%	1.88%
		Transportation	1.70%	2.29%
		Media	1.58%	3.05%
		Consumer Durables & Apparel	0.61%	1.26%
		Food, Beverage & Tobacco	–	5.26%
		Other	–	12.54%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/17 Net Assets)

Alphabet Inc. *	Software & Services	7.81%
Amazon.com, Inc.	Retailing	6.75%
Wells Fargo & Co.	Banks	5.67%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.14%
JPMorgan Chase & Co.	Banks	4.89%
Bank of New York Mellon Corp.	Capital Markets	4.79%
Apache Corp.	Energy	4.44%
American Express Co.	Consumer Finance	4.41%
United Technologies Corp.	Capital Goods	3.91%
Didi Chuxing Joint Co., Pfd. **	Retailing	3.04%

*Alphabet Inc. holding includes Class A and Class C.
**Didi Chuxing Joint Co., Pfd. holding includes Series A and Series B.

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	June 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/17 Net Assets)		(% of 06/30/17 Stock Holdings)

			Fund	MSCI ACWI® EX USA
Common Stock (Foreign)	69.19%	Retailing	18.67%	1.57%
Preferred Stock (Foreign)	8.31%	Information Technology	10.45%	10.76%
Short-Term Investments	22.24%	Capital Goods	10.30%	8.09%
Other Assets & Liabilities	0.26%	Materials	10.00%	7.56%
	100.00%	Consumer Services	8.80%	1.35%
		Media	8.06%	1.48%
		Transportation	8.03%	2.73%
		Diversified Financials	7.13%	3.25%
		Health Care	6.32%	8.14%
		Energy	6.01%	6.29%
		Insurance	3.85%	5.21%
		Consumer Durables & Apparel	2.38%	2.68%
		Banks	–	14.88%
		Food, Beverage & Tobacco	–	5.82%
		Telecommunication Services	–	4.40%
		Automobiles & Components	–	4.18%
		Other	–	11.61%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 06/30/17 Stock Holdings)		(% of Fund's 06/30/17 Net Assets)

China	45.00%	Didi Chuxing Joint Co., Series A, Pfd.	5.83%
Switzerland	10.58%	Naspers Ltd. - N	4.64%
France	9.13%	JD.com Inc., Class A, ADR	3.62%
Brazil	6.53%	Encana Corp.	3.44%
Canada	6.01%	Schneider Electric SE	3.43%
South Africa	5.98%	Safran S.A.	3.11%
Netherlands	5.06%	InterGlobe Aviation Ltd.	3.10%
India	4.01%	Sul America S.A.	2.98%
Germany	3.53%	LafargeHolcim Ltd.	2.96%
Mexico	2.08%	New Oriental Education & Technology Group, Inc., ADR	2.87%
United Kingdom	1.13%
Belgium	0.96%
	100.00%

SELECTED FUNDS	Expense Example (Unaudited)

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2017.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/17)	(06/30/17)	(01/01/17-06/30/17)
Selected American Shares
Class S (annualized expense ratio 0.97%**)
Actual	$1,000.00	$1,087.47	$5.02
Hypothetical	$1,000.00	$1,019.98	$4.86
Class D (annualized expense ratio 0.65%**)
Actual	$1,000.00	$1,089.36	$3.37
Hypothetical	$1,000.00	$1,021.57	$3.26
Selected International Fund
Class S (annualized expense ratio 1.30%**)
Actual	$1,000.00	$1,212.44	$7.13
Hypothetical	$1,000.00	$1,018.35	$6.51
Class D (annualized expense ratio 0.90%**)
Actual	$1,000.00	$1,215.24	$4.94
Hypothetical	$1,000.00	$1,020.33	$4.51

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.68%)
CONSUMER DISCRETIONARY – (15.26%)
Automobiles & Components – (3.55%)
Adient PLC	735,080	$48,059,530
Delphi Automotive PLC	372,330	32,634,725
		80,694,255
Consumer Durables & Apparel – (0.60%)
Hunter Douglas N.V. (Netherlands)	160,358	13,654,044
Media – (1.56%)
Liberty Global PLC, LiLAC Class C *	177,842	3,807,597
Liberty Global PLC, Series C *	1,017,198	31,716,234
		35,523,831
Retailing – (9.55%)
Amazon.com, Inc. *	158,510	153,437,680
CarMax, Inc. *	438,070	27,624,694
Liberty Expedia Holdings, Inc., Series A *	55,955	3,022,689
Liberty Interactive Corp., Liberty Ventures, Series A *	83,843	4,384,150
Liberty Interactive Corp., QVC Group, Series A *	273,598	6,714,095
Liberty TripAdvisor Holdings Inc., Series A *	77,515	899,174
Priceline Group Inc. *	11,126	20,811,406
		216,893,888
	Total Consumer Discretionary	346,766,018
CONSUMER STAPLES – (1.80%)
Food & Staples Retailing – (1.80%)
Costco Wholesale Corp.	255,030	40,786,948
	Total Consumer Staples	40,786,948
ENERGY – (9.87%)
Apache Corp.	2,105,890	100,935,308
Cabot Oil & Gas Corp.	1,410,210	35,368,067
Encana Corp. (Canada)	5,269,893	46,375,058
Occidental Petroleum Corp.	695,732	41,653,475
	Total Energy	224,331,908
FINANCIALS – (30.82%)
Banks – (10.56%)
JPMorgan Chase & Co.	1,215,666	111,111,873
Wells Fargo & Co.	2,326,491	128,910,866
		240,022,739
Diversified Financials – (17.87%)
Capital Markets – (4.79%)
Bank of New York Mellon Corp.	2,132,811	108,816,017
Consumer Finance – (6.81%)
American Express Co.	1,188,490	100,118,398
Capital One Financial Corp.	659,299	54,471,283
		154,589,681
Diversified Financial Services – (6.27%)
Berkshire Hathaway Inc., Class A *	459	116,907,300
Visa Inc., Class A	273,176	25,618,445
		142,525,745
		405,931,443

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2017 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.39%)
Multi-line Insurance – (1.20%)
Fairfax Financial Holdings Ltd. (Canada)	5,717	$2,474,603
Loews Corp.	527,095	24,673,317
		27,147,920
Property & Casualty Insurance – (1.19%)
Chubb Ltd.	116,499	16,936,625
Markel Corp. *	10,385	10,134,306
		27,070,931
		54,218,851
	Total Financials	700,173,033
HEALTH CARE – (5.65%)
Health Care Equipment & Services – (5.65%)
Aetna Inc.	408,040	61,952,713
Express Scripts Holding Co. *	416,577	26,594,276
UnitedHealth Group Inc.	214,439	39,761,279
	Total Health Care	128,308,268
INDUSTRIALS – (10.43%)
Capital Goods – (8.75%)
Johnson Controls International PLC	1,346,126	58,368,023
Orascom Construction Ltd. (United Arab Emirates)*	627,473	4,078,575
Safran S.A. (France)	518,672	47,534,260
United Technologies Corp.	727,345	88,816,098
		198,796,956
Transportation – (1.68%)
FedEx Corp.	175,940	38,237,040
	Total Industrials	237,033,996
INFORMATION TECHNOLOGY – (14.53%)
Semiconductors & Semiconductor Equipment – (2.05%)
Texas Instruments Inc.	605,195	46,557,651
Software & Services – (12.48%)
Alphabet Inc., Class A *	77,179	71,751,773
Alphabet Inc., Class C *	116,246	105,636,228
ASAC II L.P. *(a)	1,174,606	1,141,129
CommerceHub, Inc., Series A *	13,898	242,103
CommerceHub, Inc., Series C *	27,998	488,285
Facebook Inc., Class A *	383,298	57,870,332
Fang Holdings Ltd., Class A, ADR (China)*	960,969	3,565,195
Microsoft Corp.	355,787	24,524,398
Oracle Corp.	367,720	18,437,481
		283,656,924
	Total Information Technology	330,214,575

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2017 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (7.32%)
Axalta Coating Systems Ltd. *	678,920	$21,752,597
Ecolab Inc.	145,185	19,273,309
LafargeHolcim Ltd. (Switzerland)	1,141,028	65,513,108
OCI N.V. (Netherlands)*	956,776	21,057,897
Praxair, Inc.	292,481	38,768,357
	Total Materials	166,365,268
TOTAL COMMON STOCK – (Identified cost $1,308,208,009)		2,173,980,014
PREFERRED STOCK – (3.04%)
CONSUMER DISCRETIONARY – (3.04%)
Retailing – (3.04%)
Didi Chuxing Joint Co., Series A (China)*(a)	1,161,716	59,168,635
Didi Chuxing Joint Co., Series B (China)*(a)	195,204	9,942,150
	Total Consumer Discretionary	69,110,785
TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		69,110,785
SHORT-TERM INVESTMENTS – (1.41%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 07/03/17, dated 06/30/17, repurchase value of $3,646,328 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-9.00%, 09/15/17-05/01/47, total market value $3,718,920)	$3,646,000	3,646,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.10%, 07/03/17, dated 06/30/17, repurchase value of $2,151,197 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 07/01/46-06/01/47, total market value $2,194,020)	2,151,000	2,151,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.13%, 07/03/17, dated 06/30/17, repurchase value of $21,877,060 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 02/01/27-06/20/47, total market value $22,312,500)	21,875,000	21,875,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.27%, 07/03/17, dated 06/30/17, repurchase value of $4,375,463 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.127%-3.329%, 04/01/25-11/01/44, total market value $4,462,500)	4,375,000	4,375,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $32,047,000)		32,047,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2017 (Unaudited)

	Total Investments – (100.13%) – (Identified cost $1,382,435,632) – (b)	$2,275,137,799
	Liabilities Less Other Assets – (0.13%)	(2,867,504)
	Net Assets – (100.00%)	$2,272,270,295

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $1,392,261,698. At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$965,767,411
	Unrealized depreciation	(82,891,310)
	Net unrealized appreciation	$882,876,101

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	June 30, 2017 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (69.19%)
CONSUMER DISCRETIONARY – (21.08%)
Consumer Durables & Apparel – (1.84%)
Hunter Douglas N.V. (Netherlands)	20,122	$1,713,333
Consumer Services – (6.82%)
New Oriental Education & Technology Group, Inc., ADR (China)*	37,806	2,664,945
TAL Education Group, Class A, ADR (China)	21,708	2,655,106
Tarena International, Inc., Class A, ADR (China)	57,130	1,023,198
		6,343,249
Media – (6.25%)
Grupo Televisa S.A.B., ADR (Mexico)	61,469	1,498,000
Naspers Ltd. - N (South Africa)	22,174	4,313,612
		5,811,612
Retailing – (6.17%)
Ctrip.com International, Ltd., ADR (China)*	13,367	719,947
JD.com Inc., Class A, ADR (China)*	85,855	3,367,233
Jumei International Holding Ltd., Class A, ADR (China)*	4,057	8,641
Vipshop Holdings Ltd., Class A, ADR (China)*	155,437	1,639,860
		5,735,681
	Total Consumer Discretionary	19,603,875
ENERGY – (4.66%)
Encana Corp. (Canada)	363,435	3,198,228
Paramount Resources Ltd., Class A (Canada)*	75,550	1,112,160
Seven Generations Energy Ltd., Class A (Canada)*	1,448	24,800
	Total Energy	4,335,188
FINANCIALS – (8.51%)
Diversified Financials – (5.53%)
Capital Markets – (4.45%)
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	324,520	1,934,640
Noah Holdings Ltd., ADS (China)*	76,844	2,201,581
		4,136,221
Diversified Financial Services – (1.08%)
Groupe Bruxelles Lambert S.A. (Belgium)	7,170	690,269
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,131	314,273
		1,004,542
		5,140,763
Insurance – (2.98%)
Multi-line Insurance – (2.98%)
Sul America S.A. (Brazil)	518,698	2,771,274
	Total Financials	7,912,037
HEALTH CARE – (4.89%)
Pharmaceuticals, Biotechnology & Life Sciences – (4.89%)
Novartis AG, ADR (Switzerland)	28,000	2,337,160
Roche Holding AG - Genusschein (Switzerland)	8,700	2,215,601
	Total Health Care	4,552,761
INDUSTRIALS – (14.21%)
Capital Goods – (7.98%)
Brenntag AG (Germany)	9,184	531,608
Meggitt PLC (United Kingdom)	130,817	812,555
Safran S.A. (France)	31,521	2,888,776

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2017 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	41,554	$3,192,694
		7,425,633
Transportation – (6.23%)
CAR Inc. (China)*	1,053,241	967,247
InterGlobe Aviation Ltd. (India)	160,214	2,887,508
ZTO Express (Cayman) Inc., Class A, ADR (China)*	138,678	1,935,945
		5,790,700
	Total Industrials	13,216,333
INFORMATION TECHNOLOGY – (8.10%)
Software & Services – (5.50%)
58.com Inc., Class A, ADR (China)*	2,346	103,482
Alibaba Group Holding Ltd., ADR (China)*	17,050	2,402,345
Baidu, Inc., Class A, ADR (China)*	3,847	688,075
Fang Holdings Ltd., Class A, ADR (China)*	517,331	1,919,298
		5,113,200
Technology Hardware & Equipment – (2.60%)
Hollysys Automation Technologies Ltd. (China)	145,620	2,418,748
	Total Information Technology	7,531,948
MATERIALS – (7.74%)
Air Liquide S.A. (France)	4,042	499,513
Akzo Nobel N.V. (Netherlands)	22,296	1,937,660
LafargeHolcim Ltd. (Switzerland)	48,003	2,756,134
Linde AG (Germany)	10,622	2,011,471
	Total Materials	7,204,778
TOTAL COMMON STOCK – (Identified cost $53,782,113)		64,356,920
PREFERRED STOCK – (8.31%)
CONSUMER DISCRETIONARY – (8.31%)
Retailing – (8.31%)
Didi Chuxing Joint Co., Series A (China)*(a)	106,435	5,420,958
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	616,958	2,302,919
	Total Consumer Discretionary	7,723,877
TOTAL PREFERRED STOCK – (Identified cost $4,861,352)		7,723,877
SHORT-TERM INVESTMENTS – (22.24%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 07/03/17, dated 06/30/17, repurchase value of $2,354,212 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-9.00%, 09/15/17-05/01/47, total market value $2,401,080)	$2,354,000	2,354,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.10%, 07/03/17, dated 06/30/17, repurchase value of $1,389,127 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 07/01/46-06/01/47, total market value $1,416,780)	1,389,000	1,389,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2017 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.13%, 07/03/17, dated 06/30/17, repurchase value of $14,123,330 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 05/01/46-07/20/46, total market value $14,404,440)	$14,122,000	$14,122,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.27%, 07/03/17, dated 06/30/17, repurchase value of $2,824,299 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.284%-6.00%, 08/01/17-07/01/47, total market value $2,880,480)	2,824,000	2,824,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $20,689,000)	20,689,000
		Total Investments – (99.74%) – (Identified cost $79,332,465) – (b)	92,769,797
		Other Assets Less Liabilities – (0.26%)	244,483
		Net Assets – (100.00%)	$93,014,280

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $80,918,266. At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$15,550,564
		Unrealized depreciation	(3,699,033)
		Net unrealized appreciation	$11,851,531

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2017 (Unaudited)

	Selected American Shares	Selected International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$2,275,137,799	$92,769,797
Cash	1,885	1,977
Receivables:
Capital stock sold	1,406,596	325,668
Dividends and interest	1,112,175	70,951
Investment securities sold	5,369,531	–
Prepaid expenses	34,076	1,275
Total assets	2,283,062,062	93,169,668
LIABILITIES:
Payables:
Capital stock redeemed	1,526,355	500
Deferred foreign taxes	–	1,119
Investment securities purchased	7,608,965	62,089
Accrued custodian fees	76,284	18,879
Accrued distribution service fees	192,876	6,024
Accrued investment advisory fees	1,097,571	42,226
Accrued transfer agent fees	277,229	16,251
Other accrued expenses	12,487	8,300
Total liabilities	10,791,767	155,388
NET ASSETS	$2,272,270,295	$93,014,280
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$75,324,603	$1,826,691
Additional paid-in capital	1,292,174,704	82,949,523
Undistributed net investment income (loss)	(644,481)	232,320
Accumulated net realized gains (losses) from investments and foreign currency transactions	12,713,302	(5,431,310)
Net unrealized appreciation on investments and foreign currency transactions**	892,702,167	13,437,056
Net Assets	$2,272,270,295	$93,014,280
CLASS S SHARES:
Net assets	$887,065,786	$29,908,754
Shares outstanding	23,543,820	2,361,320
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.68	$12.67
CLASS D SHARES:
Net assets	$1,385,204,509	$63,105,526
Shares outstanding	36,715,862	4,945,445
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.73	$12.76
*Including:
Cost of investments	$1,382,435,632	$79,332,465
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	20,689,000
**Net of deferred foreign taxes of	–	1,119
See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2017 (Unaudited)

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$18,219,410	$562,457
Interest	191,141	19,416
Net securities lending fees	3,497	11,022
Total income	18,414,048	592,895
Expenses:
Investment advisory fees (Note 3)	6,382,392	189,175
Custodian fees	145,264	31,090
Transfer agent fees:
Class S	550,176	20,077
Class D	348,398	17,878
Audit fees	31,167	11,310
Legal fees	17,407	3,606
Reports to shareholders	67,499	2,200
Directors' fees and expenses	225,931	8,854
Registration and filing fees	27,502	28,000
Miscellaneous	59,259	13,388
Distribution service fees (Note 3):
Class S	1,138,899	15,279
Total expenses	8,993,894	340,857
Reimbursement of expenses by Adviser (Note 3)	–	(7,139)
Net expenses	8,993,894	333,718
Net investment income	9,420,154	259,177
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	34,735,839	(3,536,575)
Foreign currency transactions	(56,358)	(1,164)
Net realized gain (loss)	34,679,481	(3,537,739)
Net change in unrealized appreciation (depreciation)**	155,265,008	15,624,414
Net realized and unrealized gain on investments and foreign currency transactions	189,944,489	12,086,675
Net increase in net assets resulting from operations	$199,364,643	$12,345,852

*Net of foreign taxes withheld of	$152,751	$53,795

**Net of deferred foreign taxes of	–	1,119

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2017 (Unaudited)

	Selected American Shares	Selected International Fund
OPERATIONS:
Net investment income	$9,420,154	$259,177
Net realized gain (loss) from investments and foreign currency transactions	34,679,481	(3,537,739)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	155,265,008	15,624,414
Net increase in net assets resulting from operations	199,364,643	12,345,852
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(2,524,965)	–
Class D	(6,105,552)	–
Realized gains from investment transactions:
Class S	(25,249,650)	–
Class D	(39,275,483)	–
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(156,178,065)	19,920,197
Class D	(82,149,413)	311,388
Total increase (decrease) in net assets	(112,118,485)	32,577,437
NET ASSETS:
Beginning of period	2,384,388,780	60,436,843
End of period*	$2,272,270,295	$93,014,280

*Including undistributed net investment income (loss) of	$(644,481)	$232,320

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2016

	Selected American Shares	Selected International Fund
OPERATIONS:
Net investment income	$15,358,219	$246,945
Net realized gain from investments and foreign currency transactions	520,971,013	6,763,723
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(279,746,874)	(4,922,644)
Net increase in net assets resulting from operations	256,582,358	2,088,024
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(7,542,381)	–
Class D	(15,057,441)	(205,383)
Realized gains from investment transactions:
Class S	(141,827,218)	–
Class D	(199,916,750)	–
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(153,378,575)	(642,518)
Class D	(666,677,813)	(23,997,153)
Total decrease in net assets	(927,817,820)	(22,757,030)
NET ASSETS:
Beginning of year	3,312,206,600	83,193,873
End of year*	$2,384,388,780	$60,436,843

*Including distributions in excess of net investment income	$(1,434,118)	$(26,857)

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds ("Funds") consist of Selected American Shares, Inc. (a Maryland corporation) ("Selected American Shares") and Selected International Fund, Inc. (a Maryland corporation) ("Selected International Fund"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Selected American Shares' investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest principally in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization and maintains its investment objective to achieve capital growth.

An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds' investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund's return and net asset value will fluctuate.

Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of June 30, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$346,766,018	$19,603,875
Consumer Staples	40,786,948	–
Energy	224,331,908	4,335,188
Financials	700,173,033	7,912,037
Health Care	128,308,268	4,552,761
Industrials	237,033,996	13,216,333
Information Technology	329,073,446	7,531,948
Materials	166,365,268	7,204,778
Total Level 1	2,172,838,885	64,356,920
Level 2 – Other Significant Observable Inputs:
Short-term securities	32,047,000	20,689,000
Total Level 2	32,047,000	20,689,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	69,110,785	7,723,877
Information Technology	1,141,129	–
Total Level 3	70,251,914	7,723,877
Total Investments	$2,275,137,799	$92,769,797

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2017.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2017:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$45,524,675	$6,371,621
Cost of purchases	9,942,150	–
Net change in unrealized appreciation (depreciation)	14,785,089	1,352,256
Ending balance	$70,251,914	$7,723,877

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2017 and included in the change in net assets for the period	$14,785,089	$1,352,256

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

Fund	Investments at Value	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input(s)	Amount(s)	Impact to Valuation from an Increase in Input
Selected American Shares	Common Stock	$1,141,129	Discounted Cash Flow	Annualized Yield	2.44%	Decrease

	Preferred Stock	69,110,785	Market Approach	Transaction Price	$50.9321	Increase
		$70,251,914

Selected International Fund	Preferred Stock	$5,420,958	Market Approach	Transaction Price	$50.9321	Increase

	Preferred Stock	2,302,919	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%	Increase Decrease
		$7,723,877

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2017, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2016, Selected International Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards (No expiration)

Short-term	$134,003
Long-term	203,716
Total	$337,719

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind redemptions, equalization accounting for tax purposes, corporate actions, partnership income, Directors' deferred compensation, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2017 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$94,749,691	$7,670,012
Proceeds from sales	340,743,071	3,674,893

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2017 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to reimburse Selected International Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.30% for Class S shares. During the six months ended June 30, 2017, such reimbursements for Class S shares amounted to $7,139, and are not subject to future recoupment.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. ("BFDS") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser during the six months ended June 30, 2017 was $76,090 and $6,456 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds' custodian.

Distribution Service Fees - For services under the distribution agreement, the Funds' Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2017, Selected American Shares and Selected International Fund incurred distribution service fees totaling $1,138,899 and $15,279, respectively.

There are no distribution service fees for the Funds' Class D shares.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2017, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2017 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Selected American Shares
Shares: Class S	206,276	726,961	(5,170,913)	(4,237,676)
Class D	834,382	1,101,577	(4,073,913)	(2,137,954)
Value: Class S	$7,682,678	$27,435,509	$(191,296,252)	$(156,178,065)
Class D	31,254,719	41,628,358	(155,032,490)	(82,149,413)

Selected International Fund
Shares: Class S	1,631,111	–	(76,430)	1,554,681
Class D	284,051	–	(290,887)	(6,836)
Value: Class S	$20,812,230	$–	$(892,033)	$19,920,197
Class D	3,598,850	–	(3,287,462)	311,388

* Selected International Fund: net of redemption fees amounting to $238 and $1,103 for Class S and Class D, respectively.

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed*		Net Decrease
Selected American Shares
Shares: Class S	807,510	4,322,342	(9,328,611)		(4,198,759)
Class D	2,123,146	5,893,152	(26,814,523)	†	(18,798,225)
Value: Class S	$28,327,656	$147,786,518	$(329,492,749)		$(153,378,575)
Class D	75,721,201	201,653,626	(944,052,640)	†	(666,677,813)

Selected International Fund
Shares: Class S	42,142	–	(103,606)		(61,464)
Class D	699,045	16,252	(2,802,242)	†	(2,086,945)
Value: Class S	$439,795	$–	$(1,082,313)		$(642,518)
Class D	7,043,120	172,759	(31,213,032)	†	(23,997,153)

* Selected International Fund: net of redemption fees amounting to $2 for Class S.
† Includes redemptions as a result of in-kind transfers of securities (see Note 8 of the Notes to Financial Statements).

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2017.

NOTE 6 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2017, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Selected American Shares amounted to $70,251,914 or 3.09% of the Fund's net assets as of June 30, 2017. The aggregate value of restricted securities in Selected International Fund amounted to $7,723,877 or 8.31% of the Fund's net assets as of June 30, 2017. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/ Share as of June 30, 2017

Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.00	$0.9715

	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	1,161,716	$27.7507	$50.9321

	Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	195,204	$50.9321	$50.9321

Selected International Fund	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	106,435	$27.7507	$50.9321

	Internet Plus Holdings Ltd., Series A-10, Pfd.	01/29/15	616,958	$3.0921	$3.7327

NOTE 8 - IN-KIND REDEMPTIONS

In accordance with guidelines described in the Funds' prospectus, the Funds may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from accumulated net realized gains (losses) from investments to additional paid-in capital on the Statements of Assets and Liabilities.

During the year ended December 31, 2016, Selected American Shares' Class D shareholders (including related parties) redeemed 17,355,942 shares in exchange for portfolio securities valued at $609,708,427, and Selected International Fund's Class D shareholders (including related parties) redeemed 1,722,913 shares in exchange for portfolio securities valued at $19,451,684. The Funds realized a gain of $234,526,620 and $4,733,292, respectively.

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2017[e]	$35.76	$0.11	$3.02	$3.13
Year ended December 31, 2016	$36.93	$0.13	$4.06	$4.19
Year ended December 31, 2015	$43.16	$0.20	$1.37	$1.57
Year ended December 31, 2014	$50.29	$0.24	$2.54	$2.78
Year ended December 31, 2013	$41.71	$0.23	$13.11	$13.34
Year ended December 31, 2012	$39.47	$0.54	$4.55	$5.09
Selected American Shares Class D:
Six months ended June 30, 2017[e]	$35.80	$0.17	$3.03	$3.20
Year ended December 31, 2016	$36.97	$0.25	$4.06	$4.31
Year ended December 31, 2015	$43.13	$0.36	$1.36	$1.72
Year ended December 31, 2014	$50.26	$0.39	$2.56	$2.95
Year ended December 31, 2013	$41.68	$0.39	$13.11	$13.50
Year ended December 31, 2012	$39.44	$0.70	$4.54	$5.24
Selected International Fund Class S:
Six months ended June 30, 2017[e]	$10.45	$0.02	$2.20	$2.22
Year ended December 31, 2016	$10.48	$(0.01)	$(0.02)	$(0.03)
Year ended December 31, 2015	$11.12	$0.04	$(0.11)	$(0.07)
Year ended December 31, 2014	$11.21	$0.03	$(0.10)	$(0.07)
Year ended December 31, 2013	$9.24	$0.04	$1.97	$2.01
Year ended December 31, 2012	$7.89	$0.03	$1.41	$1.44
Selected International Fund Class D:
Six months ended June 30, 2017[e]	$10.50	$0.05	$2.21	$2.26
Year ended December 31, 2016	$10.53	$0.04	$(0.03)	$0.01
Year ended December 31, 2015	$11.17	$0.09	$(0.10)	$(0.01)
Year ended December 31, 2014	$11.27	$0.08	$(0.11)	$(0.03)
Year ended December 31, 2013	$9.28	$0.10	$1.99	$2.09
Year ended December 31, 2012	$7.93	$0.09	$1.41	$1.50

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.11)	$(1.10)	$–	$(1.21)	$37.68	8.75%	$887	0.97%[f]	0.97%[f]	0.62%[f]	4%
$(0.27)	$(5.09)	$–	$(5.36)	$35.76	12.50%	$993	0.97%	0.97%	0.39%	19%
$(0.28)	$(7.52)	$–	$(7.80)	$36.93	3.59%	$1,181	0.95%	0.95%	0.50%	27%
$(0.23)	$(9.68)	$–	$(9.91)	$43.16	5.60%	$1,571	0.94%	0.94%	0.47%	26%
$(0.27)	$(4.49)	$–	$(4.76)	$50.29	33.16%	$2,067	0.94%	0.94%	0.49%	12%
$(0.60)	$(2.25)	$–	$(2.85)	$41.71	12.82%	$1,949	0.95%	0.95%	1.28%	7%

$(0.17)	$(1.10)	$–	$(1.27)	$37.73	8.94%	$1,385	0.65%[f]	0.65%[f]	0.94%[f]	4%
$(0.39)	$(5.09)	$–	$(5.48)	$35.80	12.83%	$1,391	0.65%	0.64%	0.72%	19%
$(0.36)	$(7.52)	$–	$(7.88)	$36.97	3.96%	$2,131	0.61%	0.61%	0.84%	27%
$(0.40)	$(9.68)	$–	$(10.08)	$43.13	5.96%	$3,674	0.60%	0.60%	0.81%	26%
$(0.43)	$(4.49)	$–	$(4.92)	$50.26	33.62%	$3,946	0.61%	0.61%	0.82%	12%
$(0.75)	$(2.25)	$–	$(3.00)	$41.68	13.19%	$3,371	0.61%	0.61%	1.62%	7%

$–	$–	$–	$–	$12.67	21.24%	$30	1.41%[f]	1.30%[f]	0.42%[f]	6%
$–	$–	$–	$–	$10.45	(0.29)%	$8	1.51%	1.30%	(0.09)%	49%
$(0.04)	$(0.53)	$–	$(0.57)	$10.48	(0.70)%	$9	1.41%	1.30%	0.28%	43%
$(0.02)	$–	$–	$(0.02)	$11.12	(0.66)%[g]	$11	1.38%	1.30%	0.23%	49%
$(0.04)	$–	$–	$(0.04)	$11.21	21.78%	$11	1.44%	1.40%	0.39%	16%
$(0.09)	$–	$–	$(0.09)	$9.24	18.29%	$10	1.52%	1.52%	0.39%	6%

$–	$–	$–	$–	$12.76	21.52%	$63	0.90%[f]	0.90%[f]	0.82%[f]	6%
$(0.04)	$–	$–	$(0.04)	$10.50	0.10%	$52	0.87%	0.83%	0.38%	49%
$(0.10)	$(0.53)	$–	$(0.63)	$10.53	(0.20)%	$74	0.83%	0.83%	0.75%	43%
$(0.07)	$–	$–	$(0.07)	$11.17	(0.26)%[g]	$89	0.83%	0.83%	0.70%	49%
$(0.10)	$–	$–	$(0.10)	$11.27	22.56%	$66	0.83%	0.83%	0.96%	16%
$(0.15)	$–	$–	$(0.15)	$9.28	18.90%	$56	0.88%	0.88%	1.03%	6%

e	Unaudited.

f	Annualized.

g
Selected International Fund's performance benefited from IPO purchases in 2014, adding approximately 2% to the Fund's total return. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences. Such performance may not continue in the future.

See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in April 2017. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance and expense data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares, Selected International Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of each Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	Achieves satisfactory investment results over the long term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors considered that this investment tends to align the interests of management with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale that have lowered fees and expenses for Selected Funds' shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Selected Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Selected Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) focus on tax efficiency; (iii) record of generally producing satisfactory after-tax results over longer-term periods; (iv) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (v) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedules and breakpoints of each Fund, including an assessment of competitive fee schedules and breakpoints, if applicable.

The Independent Directors reviewed (i) the management fee schedule for each Fund; (ii) the profitability of each Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fee schedules should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.

The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds were more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Selected Funds and Davis Advisors' other lines of business.

Selected American Shares

The Independent Directors noted that Selected American Shares' Class S shares outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-year time period and since Davis Advisors took over the daily management of the Fund on May 1, 1993, but underperformed the S&P 500® over the three-, five-, ten-, and fifteen-year time periods, all periods ended March 31, 2017.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional large-cap core funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, and four-year time periods, all periods ended December 31, 2016. The Fund underperformed the Performance Universe Average and the Lipper Index over the five- and ten-year time periods, all periods ended December 31, 2016. During the three-year time period, the Fund outperformed the Performance Universe Average, but underperformed the Lipper Index, period ended December 31, 2016.

The Independent Directors also reviewed the Fund's performance versus both the S&P 500® and the Lipper Large-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 10 out of 19 rolling five-year time  periods  and  outperformed  the  Lipper Large-Cap Core category in 12 out of 19 rolling five-year time

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Selected American Shares – (Continued)

periods, all periods ended December 31 for each year from 1998 through 2016. The Fund outperformed the S&P 500® and the Lipper Large-Cap Core category in 9 out of 14 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2016.

The Independent Directors considered Selected American Shares' management fee and total expense ratio. They observed that the Fund's current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Fund's Class S shares total expense ratio was slightly higher than the average and median ratio of its expense peers due to a 25 basis point 12b-1 fee versus an average of 15.0 basis points for the peers; otherwise the total expenses were lower. The Directors noted that Class D shares do not pay any 12b-1 fees.

Selected International Fund

Davis Advisors became the investment adviser to Selected Special Shares on May 1, 1993. Davis Advisors oversaw a sub-adviser from 1993 to May 31, 2001, at which point, Davis Advisors began active daily management of the Fund. On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from primarily investing in domestic equity securities to primarily investing in foreign equity securities. While the Independent Directors reviewed all time periods, these changes limit the relevance of long-term comparisons against the Fund's benchmark, the Morgan Stanley Capital International All Country World Index ex USA ("MSCI ACWI® ex USA").

The Independent Directors noted that Selected International Fund's Class S shares outperformed the MSCI ACWI® ex USA over the one-, three-, and five-year time periods, all periods ended March 31, 2017. The Independent Directors also noted that the Fund had outperformed its benchmark since 2011, when the change in investment strategy occurred.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional international multi-cap growth funds (the "Performance Universe Average"), as well as the relevant Lipper Index. During the one-year time period, the Fund outperformed the Performance Universe Average, but underperformed the Lipper Index, period ended December 31, 2016. The Fund outperformed the Performance Universe Average and the Lipper Index over the two-, three-, four-, and five-year time periods, all periods ended December 31, 2016.

The Independent Directors also reviewed the Fund's performance versus both the MSCI ACWI® ex USA and the Lipper International Multi-Cap Growth category when measured over its first rolling five-year time frame since its investment strategy change in 2011. The Fund outperformed the MSCI ACWI® ex USA and the Lipper International Multi-Cap Growth category in its first rolling five-year time period, ended December 31, 2016.

The Independent Directors considered Selected International Fund's management fee and total expense ratio. They observed that the Fund's current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Fund's Class S shares total expense ratio was slightly lower than the average, but slightly higher than the median ratios of its expense peers. The Independent Directors also noted that the Adviser has capped expenses of Class S shares through May 1, 2018, and that Class D shares do not pay any 12b-1 fees.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Selected American Shares, Selected International Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares and Selected International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purpose of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 78.

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) since March 1999.	3
Trustee, John S. and James L. Knight
Foundation; Trustee, Connecticut
Public Broadcasting Network;
Chairman/Director, Assured
Guaranty Ltd. (financial guaranty
insurance business); Director,
Leucadia National Corporation
(holding company); Trustee,
Millbrook School; Trustee, Clipper
Funds Trust (consisting of one
portfolio).

Lawrence E. Harris (09/16/56)	Director	Director since 2015	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Trustee, Clipper Funds Trust (consisting of one portfolio).

Steven N. Kearsley (09/29/41)	Director	Director since 2015	Private Investor, Real Estate Development; Owner, Old Peak Tree Farm.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company) 2008-2012.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990/ Chairman since 1997	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials); Chairman/Trustee, Clipper Funds Trust (consisting of one portfolio).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired; Corporate Economist, HP Inc.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

SELECTED FUNDS	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios); Trustee, Clipper Funds Trust (consisting of one portfolio).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16	Director, Davis Funds (consisting of 13 portfolios); Trustee, Clipper Funds Trust (consisting of one portfolio); Director, Graham Holdings Co. (educational and media company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Interested Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President and Chief Compliance Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Selected Funds officer since 2014). Vice President and Secretary of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds' website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Katherine MacWilliams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 1, 2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 1, 2017